SUPPLEMENT DATED FEBRUARY 3, 2021
TO

PROSPECTUS DATED APRIL 29, 2020
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

 Effective immediately, the Invesco V.I. Value Opportunities Fund is no longer available as an investment option under your Policy.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE